LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
LONG TERM INVESTMENTS
Schedule of long term investment
	As of December 31,
	2012	2013
UBOX	28,129	40,517
Kangdu	—	50,000
Yibang	—	—
Total	28,129	90,517